ADVANCES PAYABLE	9 Months Ended
Jan. 31, 2018
Advances Payable
ADVANCES PAYABLE

8. ADVANCES PAYABLE

On December 20, 2017, the Company received $295,000 from Bellridge Capital L.P. as an advance relating to the second tranche of the Securities Purchase Agreement (refer to Notes 10 and 15).